Net Income (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Net Loss Per Common Share
15. Net Income (Loss) Per Common Share
The following table summarizes the computation of basic and diluted net income (loss) per common share (in thousands, except per share amounts):

	Three Months Ended March 31,
	2026	2025
Numerator
Net income (loss)	$26,490	$(128,185)
Less: cumulative dividends to preferred stockholders	(3,424)	—
Less: undistributed earnings to participating securities	(1,763)	—
Net income (loss) attributable to common stockholders, basic	21,303	(128,185)
Add: adjustments to undistributed earnings to participating securities	304	—
Net income (loss) attributable to common stockholders, diluted	$21,607	$(128,185)
Denominator
Weighted-average common shares outstanding, basic	176,349	59,256
Effect of dilutive stock options and RSUs	39,818	—
Weighted-average common shares outstanding, diluted	216,167	59,256
Net income (loss) per common share, basic	$0.12	$(2.16)
Net income (loss) per common share, diluted	$0.10	$(2.16)
The following potentially dilutive common stock equivalents were excluded from the computation of diluted net income (loss) per share for the periods presented because including them would have been anti-dilutive (in thousands):

	Three Months Ended March 31,
	2026	2025
Common stock warrants	64,839	258
Redeemable convertible preferred stock	14,960	62,240
Common stock options and RSUs	9,928	49,223
Redeemable convertible preferred stock warrants	—	1,305
Total	89,727	113,026
The 74,998,317 shares and 6,250,000 shares of common stock equivalent subject to the remaining Earn Out Securities and Sponsor Earn Out Securities, respectively, are excluded from the anti-dilutive table above as of March 31, 2026 as the underlying shares remain contingently issuable as the triggering events have not been satisfied (see Note 3).
Excluded from common stock warrants in the anti-dilutive table above as of March 31, 2026 and 2025 were those warrants with a nominal exercise price, which were included in the computation of basic and diluted net income (loss) per share on the date all necessary conditions were satisfied for issuance, which was from the date any service-based vesting conditions were met.

17. Net Loss Per Common Share
The following table summarizes the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	Year Ended December 31,
	2025	2024	2023
Numerator
Net loss	$(585,525)	$(69,459)	$(56,945)
Denominator
Weighted-average common shares outstanding, basic and diluted	91,225	58,410	57,932
Net loss per common share, basic and diluted	$(6.42)	$(1.19)	$(0.98)
The following potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2025	2024	2023
Common stock warrants	65,226	310	476
Common stock options	55,438	49,157	42,630
Redeemable convertible preferred stock	14,597	62,240	62,240

Redeemable convertible preferred stock warrants	—	1,305	1,305
Total	135,261	113,012	106,651
The 74,998,317 shares and 6,250,000 shares of common stock equivalent subject to the remaining Earn Out Securities and Sponsor Earn Out Securities, respectively, are excluded from the anti-dilutive table above as of December 31, 2025 as the underlying shares remain contingently issuable as the triggering events have not been satisfied (see Note 3).
Excluded from common stock warrants in the anti-dilutive table above as of December 31, 2024 and 2023 were those warrants with a nominal exercise price, which were included in the computation of basic and diluted net loss per share on the date all necessary conditions were satisfied for issuance, which was from the date any service based vesting conditions were met.